COMMITMENTS	7 Months Ended
Dec. 31, 2020
Disclosure Of Commitment [Abstract]
COMMITMENTS [Text Block]

15. COMMITMENTS

As at December 31, 2020, the Company had the following contractual obligations:

	Less than	1 to	Over
	1 year	3 years	4 years	Total
Trade and other payables	$1,522,304	$—	$—	$1,522,304
Loans payable principal and interest payments	549,797	4,644,108	—	5,193,905
Payments related to acquisition of royalties and streams	250,000	—	—	250,000
Tot al commitments	$2,322,101	$4,644,108	$—	$6,966,209

In addition to the commitments above, the Company could in the future have additional commitments payable in cash and/or shares related to the acquisition of royalty and stream interests as disclosed in Note 4.  However, these payments are subject to certain triggers or milestone conditions that have not been met as of December 31, 2020.